Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments & Contingencies
Lessee, Operating Lease, Liability, Maturity [Table Text Block]

Future minimum lease payments under leases having initial or remaining non-cancelable lease terms in excess of one year as of December 31, 2020 are as follows (in thousands):

Year	Amount
2021	$27,094
2022	27,945
2023	26,032
2024	18,033
2025	18,209
Thereafter	10,993
$128,306

Summary of future minimum rental commitments under noncancelable sublease	Sublease receipts to be received in the future under noncancelable sublease as of December 31, 2020 are as follows (in thousands):

Year	Amount
2021	$6,722
2022	6,504
2023	3,482
2024	3,519
2025	3,556
Thereafter	1,193
$24,976